Federated Intermediate Municipal Trust
Portfolio of Investments
August 31, 2019 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.1%
		Alabama—5.2%
$1,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2017A), 5.000%, 10/1/2026	$ 1,212,260
675,000		Birmingham, AL Waterworks Board, Senior Revenue Refunding Bonds (Series 2016-B), 5.000%, 1/1/2039	832,653
935,000		Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2024	1,031,249
500,000	[1]	Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 4.500%, 5/1/2032	568,305
		TOTAL	3,644,467
		Arizona—3.6%
590,000		Arizona Board of Regents (University of Arizona), System Revenue and Revenue Refunding Bonds (Series 2016A), 4.000%, 6/1/2027	693,639
500,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019) TOBs, 5.000%, Mandatory Tender 6/3/2024	580,050
1,000,000		Glendale, AZ, Subordinate Excise Tax Revenue Refunding Obligations (Series 2017), 5.000%, 7/1/2028	1,264,820
		TOTAL	2,538,509
		California—3.2%
1,000,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 2.600% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,045,840
1,000,000		California State, Various Purpose UT GO Refunding Bonds, 5.000%, 8/1/2031	1,175,700
		TOTAL	2,221,540
		Colorado—3.9%
750,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2018A), 5.000%, 12/1/2033	944,857
1,000,000		Denver, CO City & County School District #1, General Obligation Bonds (Series 2017), 5.000%, 12/1/2024	1,200,100
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2027	601,080
		TOTAL	2,746,037
		Connecticut—1.9%
300,000		Connecticut State Health & Educational Facilities (Nuvance Health), Revenue Bonds (Series 2019A), 4.000%, 7/1/2034	346,200
750,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2033	942,893
		TOTAL	1,289,093
		District of Columbia—3.6%
550,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2036	637,780
1,000,000		District of Columbia Revenue (Georgetown University), University Refunding Revenue Bonds (Series 2017), 5.000%, 4/1/2030	1,240,950
500,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	637,925
		TOTAL	2,516,655
		Florida—6.1%
1,000,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	1,120,020
1,000,000		Hillsborough County, FL Aviation Authority (Tampa International Airport), Subordinated Revenue Refunding Bonds (Series 2013A), 5.000%, 10/1/2021	1,075,240
750,000		Miami Beach, FL Resort Tax, Revenue Bonds (Series 2015), 5.000%, 9/1/2028	903,397
1,000,000		Miami-Dade County, FL Aviation, Revenue Refunding Bonds (Series 2014), 5.000%, 10/1/2027	1,168,590
		TOTAL	4,267,247
		Georgia—5.3%
500,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2025	606,385
300,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994) TOBs, 2.150%, Mandatory Tender 6/13/2024	305,976
1,000,000		Georgia State, General Obligation Refunding Bonds (Series 2017C), 5.000%, 7/1/2025	1,222,870
1,000,000	[2]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018D) FRNs, (Royal Bank of Canada GTD), 2.324% (1-month USLIBOR x 0.67 +0.830%), Mandatory Tender 12/1/2023	1,003,610

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Georgia—continued
$ 500,000	Rockdale County, GA Development Authority (Pratt Paper, LLC), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	$ 532,780
	TOTAL	3,671,621
	Illinois—10.3%
1,000,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2010F), 5.250%, 1/1/2022	1,013,970
1,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2000), 5.000%, 11/1/2030	1,190,920
500,000	Illinois Finance Authority (Memorial Health System, IL), Revenue Bonds (Series 2019), 5.000%, 4/1/2034	622,070
1,000,000	Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.000%, 6/15/2023	1,065,080
750,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2018A), 5.000%, 1/1/2031	960,090
1,000,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	1,158,840
1,000,000	Sales Tax Securitization Corp., IL, Sales Tax Revenue Bonds (Series 2017A), 5.000%, 1/1/2029	1,208,280
	TOTAL	7,219,250
	Indiana—2.6%
1,000,000	Indianapolis, IN Gas Utility Distribution System (Citizens Energy Group), Second Lien Revenue Refunding Bonds (Series 2017A), 5.000%, 8/15/2027	1,285,020
500,000	Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2016A) TOBs, 5.000%, Mandatory Tender 3/1/2023	560,670
	TOTAL	1,845,690
	Maryland—0.9%
500,000	Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2034	630,660
	Massachusetts—0.8%
400,000	Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2017S), 5.000%, 7/1/2028	519,228
	Michigan—4.0%
500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2029	584,870
500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-2), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2025	589,425
500,000	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2008C), 5.000%, 12/1/2030	632,190
1,000,000	Michigan Strategic Fund (Detroit Edison Co.), Limited Obligation Revenue Refunding Bonds (Series 2008ET-2) TOBs, 1.450%, Mandatory Tender 9/1/2021	998,800
	TOTAL	2,805,285
	Minnesota—0.8%
500,000	Minneapolis/St. Paul, MN Metropolitan Airports Commission, Subordinate Airport Revenue Refunding Bonds (Series 2014A), 5.000%, 1/1/2029	576,810
	Mississippi—1.6%
500,000	Lowndes County, MS Solid Waste Disposal (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.800%, 4/1/2022	555,595
500,000	Mississippi State University, Revenue Refunding Bonds (Series 2017A), 4.000%, 8/1/2034	571,700
	TOTAL	1,127,295
	Nebraska—0.9%
500,000	Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2029	631,915
	New Jersey—6.5%
500,000	New Jersey EDA (Goethals Bridge Replacement Project), Tax-Exempt Private Activity Bonds (Series 2013), 5.250%, 1/1/2025	576,410
1,000,000	New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2012II), 5.000%, 3/1/2027	1,079,220
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	591,330
800,000	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017E), 5.000%, 1/1/2030	1,026,312
1,100,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	1,230,306
	TOTAL	4,503,578
	New York—6.8%
500,000	Hudson Yards Infrastructure Corp. NY, Second Indenture Revenue Bonds (Series 2017A), 5.000%, 2/15/2039	614,515
500,000	New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-1), 5.000%, 7/15/2037	630,185

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$ 500,000		New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018A), 5.000%, 3/15/2033	$ 636,735
500,000		New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018C), 5.000%, 3/15/2038	625,505
500,000	[1]	New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2014) TOBs, 3.750%, Mandatory Tender 12/2/2019	502,415
1,000,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2016A), 5.000%, 1/1/2031	1,216,930
500,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2026	529,920
		TOTAL	4,756,205
		North Carolina—3.5%
1,000,000		North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue Bonds (Refunding Series 2016A), 5.000%, 1/1/2029	1,236,350
1,000,000		North Carolina State, Limited Obligation Refunding Bonds (Series 2017B), 5.000%, 5/1/2025	1,211,810
		TOTAL	2,448,160
		Ohio—1.8%
570,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	716,598
500,000		Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2017A), 5.000%, 2/15/2023	566,330
		TOTAL	1,282,928
		Pennsylvania—5.1%
500,000		Bucks County, PA IDA (Pennswood Village), Revenue Bonds (Series 2018A), 5.000%, 10/1/2030	575,940
1,000,000	[2]	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2014B) FRNs, 2.477% (1-month USLIBOR x 0.67 +1.070%), Mandatory Tender 6/1/2024	1,012,850
825,000		Luzerne County, PA, UT GO Guaranteed Bonds (Series 2017A), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2029	1,010,427
425,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2022	466,969
500,000	[2]	University of Pittsburgh, Pitt Asset Notes—Tax-Exempt Higher Education Registered (Series 2018) FRNs, 1.590% (SIFMA 7-day +0.240%), 9/15/2021	499,195
		TOTAL	3,565,381
		Tennessee—2.6%
700,000		Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	905,240
750,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2031	902,483
		TOTAL	1,807,723
		Texas—14.4%
750,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.000%, 11/15/2027	882,217
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2032	539,955
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2024	1,193,940
700,000		Dallas, TX, GO Refunding Bonds (Series 2019B), 5.000%, 2/15/2027	877,345
750,000		Grand Parkway Transportation Corp., TX, Bond Anticipation Notes (Series 2018), 5.000%, 2/1/2023	840,893
640,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2015B-2), 5.000%, 7/15/2020	657,350
200,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Controll Revenue Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	207,800
500,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2015A), 5.000%, 1/1/2026	595,350
1,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.000%, 2/1/2031	1,247,760
465,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), (Original Issue Yield: 6.650%), (Bank of America Corp. GTD), 6.250%, 12/15/2026	548,454
1,000,000		Trinity River Authority Texas Regional Wastewater System, Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2026	1,253,820
1,000,000		University of Texas System (The Board of Regents of), Revenue Financing System Bonds (Series 2016J), 5.000%, 8/15/2024	1,188,140
		TOTAL	10,033,024

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—0.2%
$ 130,000		Virginia Small Business Financing Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2018) TOBs, 5.000%, Mandatory Tender 7/1/2038	$ 139,325
		Washington—1.5%
860,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.000%, 7/1/2028	1,014,379
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $63,691,618)	67,802,005
	[2]	SHORT-TERM MUNICIPALS—3.4%
		Georgia—1.9%
1,300,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 1.500%, 9/3/2019	1,300,000
		Michigan—0.2%
150,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 1.410%, 9/3/2019	150,000
		New York—0.2%
150,000		New York City, NY Municipal Water Finance Authority, (Series 2015 BB-4) Daily VRDNs, (Barclays Bank plc LIQ), 1.430%, 9/3/2019	150,000
		Ohio—0.9%
150,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 1.360%, 9/5/2019	150,000
500,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 1.380%, 9/3/2019	500,000
		TOTAL	650,000
		Texas—0.2%
100,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 1.390%, 9/3/2019	100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $2,350,000)	2,350,000
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $66,041,618)	70,152,005
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[3]	(318,367)
		TOTAL NET ASSETS—100%	$ 69,833,638
Securities that are subject to the federal alternative minimum tax (AMT) represent 16.0% of the Fund's portfolio as calculated based upon total market value.
At August 31, 2019, the Fund had the following outstanding futures contracts.
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
4U.S. Treasury 10- Year Note, Short Futures	12	$1,580,625	December 2019	$(8,090)
The average notional value of short futures contracts held by the Fund throughout the period was $395,156. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2019, these restricted securities amounted to $1,070,720, which represented 1.5% of total net assets.

Additional information on restricted securities held at August 31, 2019, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2014) TOBs, 3.750%, Mandatory Tender 12/2/2019	12/11/2014	$500,000	$502,415
Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 4.500%, 5/1/2032	4/17/2019	$500,000	$568,305

2	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$ —	$67,802,005	$—	$67,802,005
Short-Term Municipals	—	2,350,000	—	2,350,000
TOTAL SECURITIES	$ —	$70,152,005	$—	$70,152,005
Other Financial Instruments:[1]
Assets	$ —	$ —	$—	$ —
Liabilities	(8,090)	—	—	(8,090)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(8,090)	$ —	$—	$ (8,090)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes